Guarantor Statements	12 Months Ended
Sep. 30, 2018
Guarantor Statements [Abstract]
Guarantor Statements

NOTE 21 – GUARANTOR STATEMENTS

Spectrum Brands, Inc. (“SBI”) with SB/RH as a parent guarantor (collectively, the “Parent”), with SBI’s domestic subsidiaries as subsidiary guarantors, has issued the 6.625% Notes under the 2020/22 Indenture, 6.125% Notes under the 2024 Indenture, the 5.75% Notes under the 2025 Indenture and the 4.00% Notes under the 2026 Indenture.

The following consolidating financial statements illustrate the components of the consolidated financial statements of SB/RH Holdings, LLC. The ‘Parent’ consists of the financial statements of Spectrum Brands, Inc. as the debt issuer, with SB/RH Holdings, LLC as a parent guarantor, without consolidated entities. SB/RH Holdings, LLC financial information is not presented separately as there are no independent assets or operations and is therefore determined not to be material. Investments in subsidiaries are accounted for using the equity method for purposes of illustrating the consolidating presentation. The elimination entries presented herein eliminate investments in subsidiaries and intercompany balances and transactions.

Statement of Financial Position		Guarantor	Nonguarantor
As of September 30, 2018 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$276.6	$1.8	$227.0	$—	$505.4
Trade receivables, net	108.9	42.9	165.3	—	317.1
Intercompany receivables	—	1,648.3	283.0	(1,931.3)	—
Other receivables	65.7	1.8	27.6	—	95.1
Inventories	228.5	162.6	204.6	(12.1)	583.6
Prepaid expenses and other	35.3	4.0	23.6	—	62.9
Current assets of business held for sale	551.2	1,379.0	482.5	(10.1)	2,402.6
Total current assets	1,266.2	3,240.4	1,413.6	(1,953.5)	3,966.7
Property, plant and equipment, net	222.9	122.1	155.0	—	500.0
Long-term intercompany receivables	321.3	70.3	11.6	(403.2)	—
Deferred charges and other	200.4	0.6	68.6	(195.4)	74.2
Goodwill	557.4	611.4	285.9	—	1,454.7
Intangible assets, net	770.4	609.5	261.9	—	1,641.8
Investments in subsidiaries	4,900.7	1,262.5	(2.9)	(6,160.3)	—
Total assets	$8,239.3	$5,916.8	$2,193.7	$(8,712.4)	$7,637.4
Liabilities and Shareholder's Equity
Current portion of long-term debt	$535.0	$4.3	$7.8	$(0.2)	$546.9
Accounts payable	222.4	124.2	238.1	—	584.7
Intercompany accounts payable	1,878.0	—	35.1	(1,913.1)	—
Accrued wages and salaries	24.6	1.5	29.3	—	55.4
Accrued interest	55.0	—	—	—	55.0
Other current liabilities	59.3	15.3	77.8	(0.1)	152.3
Current liabilities of business held for sale	81.7	157.8	298.1	—	537.6
Total current liabilities	2,856.0	303.1	686.2	(1,913.4)	1,931.9
Long-term debt, net of current portion	3,615.3	57.3	13.8	—	3,686.4
Long-term intercompany debt	11.6	295.0	114.8	(421.4)	—
Deferred income taxes	59.4	357.6	70.6	(200.6)	287.0
Other long-term liabilities	71.5	3.1	45.8	—	120.4
Total liabilities	6,613.8	1,016.1	931.2	(2,535.4)	6,025.7
Shareholder's equity:
Other capital	2,096.8	803.7	(1,361.9)	534.4	2,073.0
Accumulated (deficit) earnings	(235.6)	4,303.0	2,814.5	(7,117.4)	(235.5)
Accumulated other comprehensive loss	(235.7)	(206.0)	(200.0)	406.0	(235.7)
Total shareholder's equity	1,625.5	4,900.7	1,252.6	(6,177.0)	1,601.8
Non-controlling interest	—	—	9.9	—	9.9
Total equity	1,625.5	4,900.7	1,262.5	(6,177.0)	1,611.7
Total liabilities and equity	$8,239.3	$5,916.8	$2,193.7	$(8,712.4)	$7,637.4

NOTE 21 – GUARANTOR STATEMENTS (continued)

Statement of Financial Position		Guarantor	Nonguarantor
As of September 30, 2017 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$6.0	$4.8	$157.4	$—	$168.2
Trade receivables, net	146.2	61.2	158.0	—	365.4
Intercompany receivables	0.7	1,288.1	335.4	(1,624.2)	—
Other receivables	7.7	2.3	18.9	(1.0)	27.9
Inventories	256.7	144.6	198.3	(11.8)	587.8
Prepaid expenses and other	33.8	5.0	23.0	0.1	61.9
Current assets of business held for sale	576.9	1,487.5	445.6	(12.9)	2,497.1
Total current assets	1,028.0	2,993.5	1,336.6	(1,649.8)	3,708.3
Property, plant and equipment, net	210.1	124.1	164.0	—	498.2
Long-term intercompany receivables	317.3	96.6	12.5	(426.4)	—
Deferred charges and other	245.3	0.7	40.2	(256.4)	29.8
Goodwill	502.4	650.2	309.2	—	1,461.8
Intangible assets, net	765.8	658.9	294.7	—	1,719.4
Investments in subsidiaries	4,730.1	1,290.3	—	(6,020.4)	—
Total assets	$7,799.0	$5,814.3	$2,157.2	$(8,353.0)	$7,417.5
Liabilities and Shareholder's Equity
Current portion of long-term debt	$13.9	$4.2	$13.6	$(3.9)	$27.8
Accounts payable	224.1	79.2	253.5	—	556.8
Intercompany accounts payable	1,629.6	—	—	(1,629.6)	—
Accrued wages and salaries	26.3	1.6	32.6	—	60.5
Accrued interest	48.5	—	0.1	—	48.6
Other current liabilities	66.0	20.5	80.8	(1.0)	166.3
Current liabilities of business held for sale	92.4	181.5	236.7	—	510.6
Total current liabilities	2,100.8	287.0	617.3	(1,634.5)	1,370.6
Long-term debt, net of current portion	3,652.8	61.1	17.4	—	3,731.3
Long-term intercompany debt	12.6	302.1	102.4	(417.1)	—
Deferred income taxes	160.2	431.0	86.7	(262.1)	415.8
Other long-term liabilities	18.4	3.0	43.0	—	64.4
Total liabilities	5,944.8	1,084.2	866.8	(2,313.7)	5,582.1
Shareholder's equity:
Other capital	2,107.1	1,089.9	(1,074.9)	(43.1)	2,079.0
Accumulated (deficit) earnings	(42.8)	3,814.1	2,521.7	(6,335.8)	(42.8)
Accumulated other comprehensive loss	(210.1)	(173.9)	(165.2)	339.6	(209.6)
Total shareholder's equity	1,854.2	4,730.1	1,281.6	(6,039.3)	1,826.6
Non-controlling interest	—	—	8.8	—	8.8
Total equity	1,854.2	4,730.1	1,290.4	(6,039.3)	1,835.4
Total liabilities and equity	$7,799.0	$5,814.3	$2,157.2	$(8,353.0)	$7,417.5

NOTE 21 – GUARANTOR STATEMENTS (continued)

Statement of Income		Guarantor	Nonguarantor
Year Ended September 30, 2018 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$1,839.8	$1,363.1	$1,960.2	$(1,354.4)	$3,808.7
Cost of goods sold	1,336.8	998.8	1,489.2	(1,354.0)	2,470.8
Restructuring and related charges	—	0.1	3.5	—	3.6
Gross profit	503.0	364.2	467.5	(0.4)	1,334.3
Selling	239.1	122.0	246.3	(0.2)	607.2
General and administrative	123.0	88.0	62.1	(0.5)	272.6
Research and development	23.3	8.9	12.4	—	44.6
Acquisition and integration related charges	8.7	4.1	2.5	—	15.3
Restructuring and related charges	59.7	1.6	10.7	—	72.0
Impairment of intangible assets	—	20.3	—	—	20.3
Total operating expense	453.8	244.9	334.0	(0.7)	1,032.0
Operating income	49.2	119.3	133.5	0.3	302.3
Interest expense	145.2	18.8	2.9	0.1	167.0
Other non-operating (income) expense, net	(208.3)	21.1	1.5	190.9	5.2
Income from operations before income taxes	112.3	79.4	129.1	(190.7)	130.1
Income tax benefit	(99.2)	(131.3)	149.3	4.4	(76.8)
Net income (loss) from continuing operations	211.5	210.7	(20.2)	(195.1)	206.9
(Loss) income from discontinued operations, net of tax	(30.7)	124.2	177.4	(294.9)	(24.0)
Net income	180.8	334.9	157.2	(490.0)	182.9
Net income attributable to non-controlling interest	—	—	1.4	—	1.4
Net income attributable to controlling interest	$180.8	$334.9	$155.8	$(490.0)	$181.5

Statement of Income		Guarantor	Nonguarantor
Year Ended September 30, 2017 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$1,662.9	$1,002.1	$1,830.9	$(790.5)	$3,705.4
Cost of goods sold	1,132.3	649.6	1,376.8	(789.1)	2,369.6
Restructuring and related charges	—	0.5	—	—	0.5
Gross profit	530.6	352.0	454.1	(1.4)	1,335.3
Selling	226.3	119.2	232.7	(0.2)	578.0
General and administrative	195.4	66.2	39.0	(0.1)	300.5
Research and development	23.5	10.0	11.1	—	44.6
Acquisition and integration related charges	14.3	0.5	2.9	—	17.7
Restructuring and related charges	28.1	1.2	7.7	—	37.0
Write-off from impairment of intangible assets	—	16.3	—	—	16.3
Total operating expense	487.6	213.4	293.4	(0.3)	994.1
Operating income	43.0	138.6	160.7	(1.1)	341.2
Interest expense	138.0	17.3	6.5	—	161.8
Other non-operating (income) expense, net	(231.2)	(133.6)	1.0	369.6	5.8
Income from operations before income taxes	136.2	254.9	153.2	(370.7)	173.6
Income tax (benefit) expense	(48.3)	22.7	15.8	1.2	(8.6)
Net income from continuing operations	184.5	232.2	137.4	(371.9)	182.2
Income from discontinued operations, net of tax	123.0	132.3	58.4	(194.7)	119.0
Net income	307.5	364.5	195.8	(566.6)	301.2
Net loss attributable to non-controlling interest	(0.3)	—	1.6	—	1.3
Net income attributable to controlling interest	$307.8	$364.5	$194.2	$(566.6)	$299.9

NOTE 21 – GUARANTOR STATEMENTS (continued)

Statement of Income		Guarantor	Nonguarantor
Year ended September 30, 2016 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$1,601.1	$1,022.3	$1,860.4	$(738.5)	$3,745.3
Cost of goods sold	1,086.3	644.1	1,389.0	(738.6)	2,380.8
Restructuring and related charges	—	—	0.4	—	0.4
Gross profit	514.8	378.2	471.0	0.1	1,364.1
Selling	217.5	124.0	240.3	(0.1)	581.7
General and administrative	177.8	73.2	40.5	(0.1)	291.4
Research and development	22.8	10.4	10.9	—	44.1
Acquisition and integration related charges	14.3	1.5	6.4	—	22.2
Restructuring and related charges	0.5	4.8	4.5	—	9.8
Write-off from impairment of intangible assets	—	4.7	—	—	4.7
Total operating expense	432.9	218.6	302.6	(0.2)	953.9
Operating income	81.9	159.6	168.4	0.3	410.2
Interest expense	151.2	19.8	13.3	0.1	184.4
Other non-operating (income) expense, net	(323.3)	(157.8)	6.3	481.0	6.2
Income from operations before income taxes	254.0	297.6	148.8	(480.8)	219.6
Income tax expense (benefit)	3.6	(25.1)	(9.5)	(2.4)	(33.4)
Net income from continuing operations	250.4	322.7	158.3	(478.4)	253.0
Income from discontinued operations, net of tax	99.7	111.2	39.7	(151.3)	99.3
Net income	350.1	433.9	198.0	(629.7)	352.3
Net loss attributable to non-controlling interest	(0.7)	—	1.1	—	0.4
Net income attributable to controlling interest	$350.8	$433.9	$196.9	$(629.7)	$351.9

Statement of Comprehensive Income		Guarantor	Nonguarantor
Year Ended September 30, 2018 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$180.8	$334.9	$157.2	$(490.0)	$182.9
Other comprehensive income, net of tax:
Foreign currency translation loss	(44.3)	(43.6)	(46.2)	89.8	(44.3)
Unrealized gain on derivative instruments	16.2	13.3	13.3	(26.6)	16.2
Defined benefit pension gain (loss)	1.7	(2.6)	(2.6)	5.2	1.7
Other comprehensive loss	(26.4)	(32.9)	(35.5)	68.4	(26.4)
Comprehensive income	154.4	302.0	121.7	(421.6)	156.5
Comprehensive loss attributable to non-controlling interest	—	—	(0.3)	—	(0.3)
Comprehensive income attributable to controlling interest	$154.4	$302.0	$122.0	$(421.6)	$156.8

Statement of Comprehensive Income		Guarantor	Nonguarantor
Year Ended September 30, 2017 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$307.5	$364.5	$195.8	$(566.6)	$301.2
Other comprehensive income, net of tax:
Net unrealized gain on foreign currency translation	29.1	32.0	34.3	(66.3)	29.1
Unrealized loss on hedging derivative instruments	(29.1)	(15.1)	(15.1)	30.2	(29.1)
Defined benefit pension gain	19.6	14.6	14.7	(29.3)	19.6
Other comprehensive income	19.6	31.5	33.9	(65.4)	19.6
Comprehensive income	327.1	396.0	229.7	(632.0)	320.8
Comprehensive loss attributable to non-controlling interest	—	—	(0.2)	—	(0.2)
Comprehensive income attributable to controlling interest	$327.1	$396.0	$229.9	$(632.0)	$321.0

Statement of Comprehensive Income		Guarantor	Nonguarantor
Year ended September 30, 2016 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$350.1	$433.9	$198.0	$(629.7)	$352.3
Other comprehensive income, net of tax:
Foreign currency translation loss	(8.5)	(8.3)	(6.1)	14.4	(8.5)
Unrealized gain on derivative instruments	7.0	3.2	3.2	(6.3)	7.1
Defined benefit pension loss	(28.2)	(25.4)	(25.4)	50.8	(28.2)
Other comprehensive loss	(29.7)	(30.5)	(28.3)	58.9	(29.6)
Comprehensive income	320.4	403.4	169.7	(570.8)	322.7
Comprehensive loss attributable to non-controlling interest	—	—	(0.3)	—	(0.3)
Comprehensive income attributable to controlling interest	$320.4	$403.4	$170.0	$(570.8)	$323.0

NOTE 21 – GUARANTOR STATEMENTS (continued)

Statement of Cash Flows		Guarantor	Nonguarantor
Year Ended September 30, 2018 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used) provided by operating activities from continuing operations	$(312.9)	$43.5	$809.9	$(316.8)	$223.7
Net cash provided by operating activities from discontinued operations	3.6	5.6	22.5	97.1	128.8
Net cash (used) provided by operating activities	(309.3)	49.1	832.4	(219.7)	352.5
Cash flows from investing activities	.
Purchases of property, plant and equipment	(35.6)	(13.0)	(27.3)	—	(75.9)
Proceeds from sales of property, plant and equipment	0.7	0.1	3.4	—	4.2
Other investing activity	—	(0.2)	(0.3)	—	(0.5)
Net cash used by investing activities from continuing operations	(34.9)	(13.1)	(24.2)	—	(72.2)
Net cash used by investing activities from discontinued operations	(6.0)	(5.6)	(15.4)	—	(27.0)
Net cash used by investing activities	(40.9)	(18.7)	(39.6)	—	(99.2)
Cash flows from financing activities
Proceeds from issuance of debt	520.0	—	19.6	—	539.6
Payment of debt	(52.3)	—	(17.0)	—	(69.3)
Payment of debt issuance costs	(0.4)	—	—	—	(0.4)
Payment of cash dividends to parent	(374.2)	—	—	—	(374.2)
Advances related to intercompany transactions	527.7	(33.4)	(714.1)	219.8	—
Net cash provided (used) by financing activities from continuing operations	620.8	(33.4)	(711.5)	219.8	95.7
Net cash used by financing activities from discontinued operations	—	—	(4.7)	(0.1)	(4.8)
Net cash provided (used) by financing activities	620.8	(33.4)	(716.2)	219.7	90.9
Effect of exchange rate changes on cash and cash equivalents	—	—	(7.0)	—	(7.0)
Net increase (decrease) in cash, cash equivalents and restricted cash	270.6	(3.0)	69.6	—	337.2
Cash, cash equivalents and restricted cash, beginning of period	6.0	4.8	157.4	—	168.2
Cash, cash equivalents and restricted cash, end of period	$276.6	$1.8	$227.0	$—	$505.4

Statement of Cash Flows		Guarantor	Nonguarantor
Year Ended September 30, 2017 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided (used) by operating activities from continuing operations	$638.2	$149.0	$(140.7)	$(202.5)	$444.0
Net cash provided by operating activities from discontinued operations	8.8	15.5	11.1	168.2	203.6
Net cash provided (used) by operating activities	647.0	164.5	(129.6)	(34.3)	647.6
Cash flows from investing activities
Purchases of property, plant and equipment	(38.7)	(11.7)	(31.4)	—	(81.8)
Proceeds from sales of property, plant and equipment	0.2	0.3	4.1	—	4.6
Business acquisitions, net of cash acquired	(304.7)	—	—	—	(304.7)
Other investing activity	—	(2.5)	(0.3)	—	(2.8)
Net cash used by investing activities from continuing operations	(343.2)	(13.9)	(27.6)	—	(384.7)
Net cash used by investing activities from discontinued operations	(8.8)	(12.4)	(10.7)	—	(31.9)
Net cash used by investing activities	(352.0)	(26.3)	(38.3)	—	(416.6)
Cash flows from financing activities
Proceeds from issuance of debt	250.0	—	15.6	—	265.6
Payment of debt	(214.9)	0.3	(14.6)	—	(229.2)
Payment of debt issuance costs	(5.9)	—	—	—	(5.9)
Payment of cash dividends to parent	(350.8)	—	—	—	(350.8)
Advances related to intercompany transactions	(54.2)	(135.9)	155.8	34.3	—
Purchase of non-controlling interest	(12.6)	—	—	—	(12.6)
Net cash (used) provided by financing activities from continuing operations	(388.4)	(135.6)	156.8	34.3	(332.9)
Net cash used by financing activities from discontinued operations	—	(0.3)	(3.1)	—	(3.4)
Net cash (used) provided by financing activities	(388.4)	(135.9)	153.7	34.3	(336.3)
Effect of exchange rate changes on cash and cash equivalents on Venezuela devaluation	—	—	(0.4)	—	(0.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	3.1	—	3.1
Net (decrease) increase in cash, cash equivalents and restricted cash	(93.4)	2.3	(11.5)	—	(102.6)
Cash, cash equivalents and restricted cash, beginning of period	99.4	2.5	168.9	—	270.8
Cash, cash equivalents and restricted cash, end of period	$6.0	$4.8	$157.4	$—	$168.2

NOTE 21 – GUARANTOR STATEMENTS (continued)

Statement of Cash Flows		Guarantor	Nonguarantor
Year ended September 30, 2016 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used) provided by operating activities from continuing operations	$(380.3)	$408.4	$(123.1)	$489.0	$394.0
Net cash provided by operating activities from discontinued operations	9.7	4.3	7.8	185.8	207.6
Net cash (used) provided by operating activities	(370.6)	412.7	(115.3)	674.8	601.6
Cash flows from investing activities	.
Purchases of property, plant and equipment	(35.6)	(11.3)	(26.6)	—	(73.5)
Proceeds from sales of property, plant and equipment	0.1	—	0.9	(0.1)	0.9
Other investing activity, net	(1.0)	(0.3)	—	—	(1.3)
Net cash used by investing activities from continuing operations	(36.5)	(11.6)	(25.7)	(0.1)	(73.9)
Net cash used by investing activities from discontinued operations	(9.7)	(4.3)	(10.6)	0.1	(24.5)
Net cash used by investing activities	(46.2)	(15.9)	(36.3)	—	(98.4)
Cash flows from financing activities
Proceeds from issuance of debt	491.5	—	7.4	—	498.9
Payment of debt	(863.8)	—	(7.2)	—	(871.0)
Payment of debt issuance costs	(9.3)	—	—	—	(9.3)
Payment of cash dividends to parent	(97.2)	—	—	—	(97.2)
Advances related to intercompany transactions	985.1	(402.9)	92.6	(674.8)	—
Payment of contingent consideration	(3.1)	—	—	—	(3.1)
Net cash provided (used) by financing activities from continuing operations	503.2	(402.9)	92.8	(674.8)	(481.7)
Net cash provided by financing activities from discontinued operations	—	—	2.8	—	2.8
Net cash provided (used) by financing activities	503.2	(402.9)	95.6	(674.8)	(478.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	(1.4)	—	(1.4)
Net increase (decrease) in cash and cash equivalents	86.4	(6.1)	(57.4)	—	22.9
Cash and cash equivalents, beginning of period	13.0	8.6	226.3	—	247.9
Cash and cash equivalents, end of period	$99.4	$2.5	$168.9	$—	$270.8